Performance Management - American Funds U.S. Small & Mid Cap Equity Fund	Oct. 30, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	(Class F-2 shares are not subject to sales charges.)
Bar Chart [Heading]	Calendar year total returns for Class F-2 shares (Class F-2 shares are not subject to sales charges.)
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest/Lowest quarterly results during this period were:

Highest  11.59% (quarter ended June 30, 2025)

Lowest -4.24% (quarter ended March 31, 2025)

The fund's total return for the nine months ended September 30, 2026, was 5.82%.

Year to Date Return, Label [Optional Text]	The fund's total return for the nine months ended
Bar Chart, Year to Date Return	5.82%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	11.59%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(4.24%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:
Share class	Inception date	1 year	Lifetime
F-2 − Before taxes	9/27/2024	14.63%	10.78%
− After taxes on distributions		14.58	10.69%
− After taxes on distributions and sale of fund shares		8.70	8.21%

Share classes (before taxes)	Inception date	1 year	Lifetime
A (with maximum sales charge)	9/27/2024	8.04%	5.69%
C	9/27/2024	13.63	10.78
F-1	9/27/2024	14.54	10.80
F-3	9/27/2024	14.92	11.06
529-A (with maximum sales charge)	9/27/2024	10.45	7.63
529-C	9/27/2024	13.45	10.72
529-E	9/27/2024	14.57	10.72
529-F-2	9/27/2024	14.54	10.70
529-F-3	9/27/2024	14.86	11.00
R-1	9/27/2024	14.91	11.05
R-2	9/27/2024	14.93	11.01
R-2E	9/27/2024	14.93	11.04
R-3	9/27/2024	14.92	11.05
R-4	9/27/2024	14.91	11.05
R-5E	9/27/2024	14.92	11.05
R-5	9/27/2024	14.91	11.05
R-6	9/27/2024	14.94	11.08

Indexes	1 year	Lifetime (from Class F-2 inception)
Russell 3000 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	17.15%	16.10%
Russell 2500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	11.91	10.02
Russell Midcap Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	10.60	8.98

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

Performance Availability Website Address [Text]	capitalgroup.com